Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Risk Management [Abstract]
Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate

The balances held at the end of the year that give rise to currency risk exposure are presented in USD in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2019 and June 30, 2018 would have had on the Group’s reported net profits/(losses) and/or equity balance.

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2019	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 383	$77	$(77)
Bank accounts - CHF	CHF 49	$10	$(10)
Bank accounts - SGD	SGD 83	$12	$(12)
Bank accounts - EUR	EUR 4	$1	$(1)
Trade and other receivables - SGD	SGD 30	$4	$(4)
Trade and other receivables - CHF	CHF 2	$0	$(0)
Trade and other receivables - EUR	EUR 8	$2	$(2)
Trade payables and accruals - USD	(USD 490)	$(98)	$98
Trade payables and accruals - AUD	(AUD 280)	$(39)	$39
Trade payables and accruals - SGD	(SGD 193)	$(28)	$28
Trade payables and accruals - GBP	(GBP 30)	$(8)	$8
Trade payables and accruals - EUR	(EUR 86)	$(19)	$19
Trade payables and accruals - CHF	(CHF 55)	$(11)	$11
Provisions - SGD	(SGD 70)	$(10)	$10
		$(107)	$107

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2018	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 81	$(14)	$20
Bank accounts - CHF	CHF 157	$31	$(31)
Bank accounts - SGD	SGD 178	$49	$(49)
Bank accounts - EUR	EUR 2	$0	$(0)
Trade and other receivables - SGD	SGD 29	$8	$(8)
Trade and other receivables - USD	USD 10,000	$(1,667)	$2,500
Trade and other receivables - CHF	CHF 6	$1	$(1)
Trade and other receivables - EUR	EUR 4,750	$815	$(815)
Trade payables and accruals - USD	(USD 1,797)	$300	$(449)
Trade payables and accruals - AUD	(AUD 446)	$(121)	$121
Trade payables and accruals - SGD	(SGD 176)	$(48)	$48
Trade payables and accruals - GBP	(GBP 52)	$(0)	$(2)
Trade payables and accruals - EUR	(EUR 1)	$(0)	$0
Trade payables and accruals - CHF	(CHF 50)	$(10)	$10
Trade payables and accruals - SEK	(SEK 118)	$2	$(3)
Provisions - SGD	(SGD 74)	$(20)	$20
Provisions - CHF	(CHF 2)	$(0)	$0
		$(674)	$1,361

Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	June 30, 2019		June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	13,607	17%	—	0%
Non-current borrowings
Variable rate borrowings - Hercules	34,619	43%	31,966	54%
	48,226	60%	31,966	54%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	June 30, 2019			June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	10.45%	10.45%	48,226(1)	9.95%	9.95%	31,966(1)
Rate increase by 5%	10.97%	10.97%	261	10.45%	10.45%	159
Rate decrease by 5%	9.93%	9.93%	(261)	9.45%	9.45%	(159)

(1)

Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of June 30, 2019, and loan principal amount of $35.0 million as of June 30, 2018, with principal payments commencing in October 2019.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2019 and June 30, 2018. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	June 30, 2019			June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	1.76%	1.76%	46,051	0.80%	0.80%	99
Rate increase by 10%	1.94%	1.94%	81	0.88%	0.88%	0
Rate decrease by 10%	1.58%	1.58%	(81)	0.72%	0.72%	0

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	2.23%	2.23%	600	2.72%	2.72%	600
Rate increase by 10%	2.45%	2.45%	1	2.99%	2.99%	2
Rate decrease by 10%	2.01%	2.01%	(1)	2.45%	2.45%	(2)

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	June 30, 2019		June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	400	0%	—	0%
Non-current borrowings
Borrowings - NovaQuest	32,660	40%	27,431	46%
	33,060	40%	27,431	46%

Schedule of Group's Receivables

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The Group does not generally have trade receivables. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	421	542
Cash at bank (Note 5(a)) - minimum A rated	50,005	37,221
Trade and other receivables
Receivable from other parties (non-rated)	1,740	45,745
Receivable from the Australian Government (Income Tax)	1,511	3,305
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from minimum A rated bank deposits (interest)	252	262
Receivable from the Australian Government (Goods and Services Tax)	84	48
Receivable from the United States Government (Income Tax)	71	24
Receivable from the Swiss Government (Value-Added Tax)	2	6
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,467	1,473

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

As of June 30, 2019, the maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s borrowings, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(18,845)	(29,790)	(57,634)	(34,728)	(140,997)	(81,286)
	(18,845)	(29,790)	(57,634)	(34,728)	(140,997)	(81,286)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2019 without taking account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of pediatric aGVHD.